The following is a supplement to your Allstate Advisor variable annuity prospectus. Please review and retain this supplement with your current prospectus. If you have any questions, call 1-866-718-9824.

                   Allstate Life Insurance Company of New York
                  Allstate Life of New York Separate Account A
                        Supplement, dated October 1, 2004
                                     to the
                Prospectus dated May 1, 2004, as amended for the
 Allstate Advisor Variable Annuities (Advisor, Advisor Plus, Advisor Preferred)


This supplement is divided into two parts. The first part amends the above-referenced prospectus to describe the addition of 7 new Variable Sub-Accounts and the closure of 4 Variable Sub-Accounts for new investments. The second part describes changes related to the TrueReturnSM Accumulation Benefit Option.

                   Variable Sub-Account Additions and Closures


This supplement amends the above-referenced prospectus for the Allstate Advisor, Advisor Plus, and Advisor Preferred variable annuity contracts (each, a "Contract"), offered by Allstate Life Insurance Company of New York, to describe the addition of 7 new Variable Sub-Accounts and the closure of 4 Variable Sub-Accounts for new investments. Please keep this supplement for future reference together with your prospectus.


Variable Sub-Account Additions:

Effective October 1, 2004, the following Variable Sub-Accounts are added as investment alternatives to your Contract:


   FTVIP Franklin Large Cap Growth Securities-Class 2
   Lord Abbett Series Fund - All Value
   Lord Abbett Series Fund - Bond-Debenture
   Lord Abbett Series Fund - Growth and Income
   Lord Abbett Series Fund - Growth Opportunities
   Lord Abbett Series Fund - Mid-Cap Value Oppenheimer Bond/VA


Variable Sub-Account Closures:

Effective October 1, 2004, the following Variable Sub-Accounts are closed ("Closed Variable Sub-Accounts") as investment alternatives under your Contract:

   The Putnam VT Health Sciences
   Putnam VT New Opportunities
   Putnam VT Research
   Putnam VT Utilities Growth and Income


If you have a Dollar Cost Averaging Program, Automatic Portfolio Rebalancing Program, or Automatic Additions Program ("Automatic Programs") involving any Closed Variable Sub-Accounts on October 1, 2004, you will continue to be able to make additions and transfers to these Closed Sub-Accounts through these Programs. Effective October 1, 2004, outside of these Automatic Programs, you may not allocate purchase payments or make transfers to the Closed Variable Sub-Accounts.

As a result of the changes described above, your prospectus is amended as follows:

General: Change all references throughout the prospectus to the availability of 42 Variable Sub-Accounts to 45 Variable Sub-Accounts.


Page 1:  Replace the third paragraph with the following:

Each Contract currently offers several investment alternatives ("investment alternatives"). The investment alternatives include up to 2 fixed account options ("Fixed Account Options"), depending on the Contract, and include 45 variable sub-accounts ("Variable Sub-Accounts") of the Allstate Life of New York Separate Account A ("Variable Account"). Each Variable Sub-Account invests exclusively in shares of the following mutual funds ("Funds"):

Franklin Templeton Variable Insurance Products Trust (Class 2)
Lord Abbett Series Fund, Inc. (Class VC)
Oppenheimer Variable Account Funds (Service Shares)
Putnam Variable Trust (Class IB)
Van Kampen Life Investment Trust (Class II)
The Universal Institutional Funds, Inc. (Class I & II)

In addition, the four Closed Variable Sub-Accounts are offered with the Automatic Programs for the Contracts with Automatic Programs involving the Closed Variable Sub-Accounts prior to October 1, 2004.


Page 7: Replace the subheading "Investment Alternatives" under the heading "Contracts at a Glance" with the following:

Investment Alternatives

Each Contract offers several investment alternatives including:

o up to 2 Fixed Account Options that credit interest at rates we guarantee, and

o 45 Variable Sub-Accounts investing in Portfolios offering professional money management by these investment advisers:

        o Franklin Advisers, Inc.
        o Franklin Advisory Services, LLC
        o Franklin Mutual Advisers, LLC
        o Lord, Abbett & Co. LLC
        o OppenheimerFunds, Inc.
        o Putnam Investment Management, LLC
        o Templeton Asset Management Ltd.
        o Templeton Investment Counsel, LLC
        o Van Kampen Asset Management
        o Van Kampen*

In addition, the four Closed Variable Sub-Accounts are offered with the Automatic Programs for the Contracts with Automatic Programs involving the Closed Variable Sub-Accounts prior to October 1, 2004.

*Morgan Stanley Investment Management, Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

To find out current rates being paid on the Fixed Account Option(s), or to find out how the Variable Sub-Accounts have performed, please call us at 1-866-718-9824.

Page 12: Under the subheading Portfolio Annual Expenses - Minimum and Maximum, please replace the Portfolio Annual Expenses table with following:

                            Portfolio Annual Expenses

                                                              Minimum           Maximum
Total Annual Portfolio Operating Expenses(1)
(expenses that are deducted from Portfolio
assets, which may include management fees,
distribution and/or services (12b-1) fees,
and other expenses)                                            0.74%            23.69%


(1) Expenses are shown as a percentage of Portfolio average daily net assets (before waiver or reimbursement) as of December 31, 2003 (except as otherwise noted).

PORTFOLIO ANNUAL EXPENSES - Full Table (1)
The next table shows the Portfolio operating expenses for each Portfolio available under the Contract. These expenses may vary from year to year. Advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or other Portfolio expenses in order to keep the Portfolio's expenses below specified limits. The expenses shown in the table below do not show the effect of any such fee waiver or expense reimbursement. All fee waiver and expense reimbursements are described in the footnotes to the table. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.

Page 13: Under the subheading "Portfolio Annual Expenses - Full Table" under the heading "Expense Table", add the following to the end of the Portfolio Annual Expenses Table:





                                                                                                              Total
                                                                                                              Annual
                                                                                                 Other       Portfolio
PORTFOLIO                                                   Management Fees    Rule 12b-1 Fees  Expenses     Expenses
-----------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities Fund -                0.75%              0.25%        0.04%         1.04%
Class 2 (15)(16)
Lord Abbett Series Fund - All Value Portfolio (17)(18)           0.75%               N/A         22.94%       23.69%
Lord Abbett Series Fund - Bond-Debenture Portfolio (18)          0.50%               N/A         0.49%         0.99%
Lord Abbett Series Fund - Growth and Income Portfolio            0.50%               N/A         0.35%         0.85%
Lord Abbett Series Fund - Growth Opportunities
Portfolio(17)(18)                                                0.80%               N/A         11.07%       11.87%
Lord Abbett Series Fund - Mid-Cap Value Portfolio                0.75%               N/A         0.33%         1.08%
Oppenheimer Bond Fund/VA - Service Shares                        0.71%              0.25%        0.02%         0.98%


     1.   Figures   shown in the Table are for the year ended  December  31,
2003 (except as otherwise noted).

     15. The Fund administration fee is paid indirectly through the management fee.

     16. While the maximum amount payable under the Portfolio's Class 2 Rule
12b-1 plan is 0.35% per year of the Portfolio's Class 2 average annual net assets, the Portfolio's Board of Trustees has set the current rate at 0.25% per year.

     17. Expenses have been restated based on estimates for the current fiscal year (the year ending December 31, 2004).

     18. Through the year ending December 31, 2004, Lord, Abbett & Co. LLC has contractually agreed to reimburse a portion of the Portfolios' expenses to the extent necessary to maintain its "Other Expenses" at an aggregate rate of 0.40% of its average daily net assets. Based on these reimbursements, "Management
Fees", "Rule 12b-1 Fees", "Other Expenses", and "Total Annual Portfolio
Expenses" are as follows:


Portfolio                                     Management Fees   Rule 12b-1     Other Expenses      Total
Annual
                                                                Fees                               Portfolio
                                                                                                   Expenses
--------------------------------------------- ----------------- -------------- ------------------- -----------
Lord Abbett Series Fund - All Value           0.75%             N/A            0.40%               1.15%
Portfolio
Lord Abbett Series Fund - Bond-Debenture      0.50%             N/A            0.40%               0.90%
Portfolio
Lord Abbett Series Fund - Growth              0.80%             N/A            0.40%               1.20%
Opportunities Portfolio




Effective October 1, 2004, the Putnam VT Health Sciences Variable Sub-Account (Class IB), the Putnam VT New Opportunities Variable Sub-Account (Class IB), the Putnam VT Research Variable Sub-Account (Class IB), and the Putnam VT Utilities Growth and Income Variable Sub-Account (Class IB) closed to new investments.



Page 15: Under the subheading Example 1 replace the expense example table with the following:


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      Allstate Advisor Preferred
                                                                                                     (with 5-year Withdrawal Charge
                             Allstate Advisor                    Allstate Advisor Plus                           Option)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                         1 Year   3 Years  5 Years  10 Years   1 Year   3 Years  5 Years  10 Years  1 Year  3 Years 5 Years 10 Years
                         ------   -------  -------  --------   ------   -------  -------  --------  ------  -------  ------- ------
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio
Expenses                 $3,263   $6,875   $9,072   $11,540    $3,421   $7,141    $9,333   $11,550  $3,209   $6,843  $8,865  $11,550
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Costs Based on Minimum    $911    $1,395   $1,909    $3,506    $1,069   $1,699    $2,273   $3,799    $857    $1,402  $1,805   $3,799
Annual Portfolio
Expenses
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------
                       Allstate Advisor Preferred           Allstate Advisor Preferred
                        (with 3-year Withdrawal             (with No Withdrawal Charge
                             Charge Option)                          Option)
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
                        1 Year  3 Years  5 Years 10 Years   1 Year   3 Years   5 Years  10 Years
                        ------  -------  ------- --------   ------   -------   -------  --------
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio
Expenses                $3,219  $6,521   $8,881   $11,553   $2,719    $6,538   $8,897    $11,556
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Costs Based on Minimum   $867   $1,092   $1,855   $3,895     $367     $1,122   $1,905    $3,990
Annual Portfolio
Expenses
--------------------------------------------------------------------------------------------------


Page 16: Under the subheading Example 2 replace the expense example table with the following:

-----------------------------------------------------------------------------------------------------------------------------------
                           Allstate Advisor                    Allstate Advisor Plus                 Allstate Advisor Preferred
                                                                                                     (with 5-year Withdrawal Charge
                                                                                                                 Option)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                         1 Year   3 Years  5 Years  10 Years   1 Year   3 Years  5 Years  10 Years  1 Year  3 Years 5 Years 10 Years
                         ------   -------  -------  --------   ------   -------  -------  --------  ------  -------  ------ -------
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio
Expenses                 $2,668   $6,450   $8,817   $11,540    $2,699   $6,503    $8,865   $11,550  $2,699   $6,503  $8,865  $11,550
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Costs Based on Minimum    $316     $970    $1,654    $3,506     $347    $1,062    $1,805   $3,799    $347    $1,062  $1,805   $3,799
Annual Portfolio
Expenses
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------
                       Allstate Advisor Preferred           Allstate Advisor Preferred
                        (with 3-year Withdrawal             (with No Withdrawal Charge
                             Charge Option)                          Option)
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
                        1 Year  3 Years  5 Years 10 Years   1 Year   3 Years   5 Years  10 Years
                        ------  -------  ------- --------   ------   -------   -------  --------
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio
Expenses                $2,709  $6,521   $8,881   $11,553   $2,719    $6,538   $8,897    $11,556
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Costs Based on Minimum
Annual Portfolio
Expenses                 $357   $1,092   $1,855   $3,895     $367     $1,122   $1,905    $3,990
--------------------------------------------------------------------------------------------------

Page 17: Add the following to the end of the second paragraph under "Financial Information":

No Accumulation Unit Values are shown for the FTVIP Franklin Large Cap Growth Securities Variable Sub-Account, Lord Abbett Series Fund - All Value Variable Sub-Account, Lord Abbett Series Fund - Bond-Debenture Variable Sub-Account, Lord Abbett Series Fund - Growth and Income Variable Sub-Account, Lord Abbett Series Fund - Growth Opportunities Variable Sub-Account, Lord Abbett Series Fund - Mid-Cap Value Variable Sub-Account, and Oppenheimer Bond - Variable Sub-Account which were first offered with the Contracts on October 1, 2004.


Page 25: Under the heading "Investment Alternatives: The Variable Sub-Accounts" add the following to the Portfolio Objective Chart:


Portfolio                                            Each Portfolio Seeks               Investment Adviser
------------------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities  Capital appreciation                        Franklin Advisers, Inc.
Fund - Class 2
------------------------------------------------------------------------------
Lord Abbett Series Fund - All Value         Long-term growth of capital and             Lord Abbett & Co. LLC
Portfolio                                   income without excessive
                                            fluctuations in market value
------------------------------------------------------------------------------
Lord Abbett Series Fund - Bond-Debenture    High current income and the
Portfolio                                   opportunity for capital
                                            appreciation to produce a high
                                            total return                                Lord Abbett & Co. LLC
------------------------------------------------------------------------------
Lord Abbett Series Fund - Growth and Income Long-term growth of capital and
Portfolio                                   income without excessive
                                            fluctuations in market value                Lord Abbett & Co. LLC
------------------------------------------------------------------------------
Lord Abbett Series Fund - Growth            Capital appreciation                        Lord Abbett & Co. LLC
Opportunities Portfolio
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Lord Abbett Series Fund - Mid-Cap Value     Capital appreciation through                Lord Abbett & Co. LLC
Portfolio                                   investments, primarily in equity
                                            securities, which are believed
                                            to be undervalued in the
                                            marketplace
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Oppenheimer Bond Fund/VA - Service Shares   High level of current income. As            OppenheimerFunds, Inc.
                                            a secondary objective, the Fund
                                            seeks capital appreciation when
                                            consistent with its primary
                                            objective.
------------------------------------------------------------------------------


Effective October 1, 2004, the Putnam VT Health Sciences Variable Sub-Account (Class IB), the Putnam VT New Opportunities Variable Sub-Account (Class IB), the Putnam VT Research Variable Sub-Account (Class IB), and the Putnam VT Utilities Growth and Income Variable Sub-Account (Class IB) closed to new investments.

Page 41- Under the subheading "Unrestricted Variable Sub-Accounts" under the subheading "Income Protection Benefit Option" add the following variable sub-account to the list:

Oppenheimer Bond/VA

Page 41- Under the subheading "Restricted Variable Sub-Accounts" under the subheading "Income Protection Benefit Option" add the following to the list of Restricted Variable Sub-Accounts:

----------------------------------------------------------------------
FTVIP Franklin Large Cap Growth Securities - Class 2
----------------------------------------------------------------------
Lord Abbett Series Fund - All Value
----------------------------------------------------------------------
Lord Abbett Series Fund - Bond-Debenture
----------------------------------------------------------------------
Lord Abbett Series Fund - Growth and Income
----------------------------------------------------------------------
Lord Abbett Series Fund - Growth Opportunities
----------------------------------------------------------------------
Lord Abbett Series Fund - Mid-Cap Value
----------------------------------------------------------------------


o Effective October 1, 2004, the Putnam VT Research Variable Sub-Account (Class
IB), and the Putnam VT Utilities Growth and Income Variable Sub-Account (Class
IB) closed to new investments.

                           TrueReturnsm Accumulation Benefit Option


This supplement describes changes related to the TrueReturnSM Accumulation Benefit Option available with the Allstate Advisor, Allstate Advisor Plus, and Allstate Advisor Preferred variable annuity contracts (each, a "Contract"), offered by Allstate Life Insurance Company of New York. Please keep this supplement for future reference together with your prospectus. All capitalized terms have the same meaning as those included in the prospectus.


Your prospectus is amended as follows:


Page 21: Replace the 3rd to last sentence in the fourth paragraph under the subheading "TRUERETURNSM ACCUMULATION BENEFIT OPTION" under the heading "Contract Value" with the following:

         The Model Portfolio Option under a Guarantee Option has specific investment requirements that are described in the "Investment Restrictions" section below and may depend upon the Rider Date of your TrueReturn Option.


Page 22: Replace the last three sentences under the subheading "Accumulation Benefit" under the heading "Contract Value" with the following:

         Guarantee Option 1 offers a higher AB Factor and more rider periods than Guarantee Option 2. Guarantee Option 1 and Guarantee Option 2 have different investment restrictions. See "Investment Requirements" below for more information.



Page 22: Replace the 2nd sentence of the first paragraph under the subheading "Investment Requirements" under the heading "Contract Value" with the following:


         The specific requirements will depend on the Model Portfolio Option you select and the effective date of your TrueReturn Option. These requirements are described below in more detail.


Page 23: Replace the third paragraph under the subheading "Investment Requirements" under the heading "Contract Value" with the following:


         On the Rider Date, you must select only one of the Model Portfolio Options in which to allocate your Contract Value. We currently offer one Model Portfolio Option with each of the available Guarantee Options. The Model Portfolio Options that are available under Guarantee Options may differ depending upon the effective date of your TrueReturn Option. Please refer to the Model Portfolio Option 1 and Model Portfolio Option 2 sections for more details. We may add Model Portfolio Options in the future. The following table summarizes the Model Portfolio Option currently available for use with each Guarantee Period under the TrueReturn Option:


----------------------------------------------------- --------------------------------------------------
                 Guarantee Option 1                                   Guarantee Option 2
----------------------------------------------------- --------------------------------------------------
----------------------------------------------------- --------------------------------------------------
                Model Portfolio Option 1                              Model Portfolio Option 2

----------------------------------------------------- ---------------------------------------------

Page 23: Delete the sixth paragraph under the subheading "Investment Requirements" under the heading "Contract Value".


Page 23: Replace the sub-section entitled "Model Portfolio Options 1 and 2" under the heading "Contract Value" with the following:

Model Portfolio Option 1.


If you choose or transfer your entire Contract Value into Model Portfolio Option 1 under Guarantee Option 1, you must allocate a certain percentage of your Contract Value into each of three asset categories. Please note that certain Investment Alternatives are not available under Model Portfolio Option 1. You may choose the Variable Sub-Accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-Accounts within each category at any time, provided you maintain the percentage allocation requirements for each category. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

Effective October 1, 2004, certain Variable Sub-Accounts under Model Portfolio 1 have been reclassified into different asset categories. These changes apply to True Return Options effective prior to and on or after October 1, 2004. The following table describes the percentage allocation requirements for Model Portfolio Option 1 and Variable Sub-Accounts available under each category(1):



             -----------------------------------------------------
                            Model Portfolio Option 1
             -----------------------------------------------------
             -----------------------------------------------------
                                 20% Category A
                                 50% Category B
                                 30% Category C
                                  0% Category D
             -----------------------------------------------------

             -----------------------------------------------------

Category A                                            Category D (Variable Sub-Accounts not available
Putnam VT Money Market                                under Model Portfolio Option 1)

Van Kampen LIT Money Market
Category B
FTVIP Franklin U.S. Government                        Oppenheimer Global Securities/VA
Lord Abbett Series Fund - Bond-Debenture(2)           Putnam VT Health Sciences(4)
Oppenheimer Bond/VA(2)                                Putnam VT New Opportunities(4)
Oppenheimer High Income/VA                            Putnam VT Vista
Oppenheimer Strategic Bond/VA                         Van Kampen LIT Aggressive Growth
Putnam VT High Yield                                  Van Kampen UIF Equity Growth (Class I & II)(3)(5)
Putnam VT Income                                      Van Kampen UIF Small Company Growth(3)
Van Kampen UIF Emerging Markets Debt(3)
Van Kampen UIF U.S. Real Estate(3)

Category C
FTVIP Franklin Growth and Income Securities
FTVIP Franklin Income Securities
FTVIP Franklin Large Cap Growth Securities(2)
FTVIP Franklin Small Cap Value Securities
FTVIP Mutual Shares Securities
FTVIP Templeton Developing Markets Securities
FTVIP Templeton Foreign Securities
Lord Abbett Series Fund - All Value(2)
Lord Abbett Series Fund - Growth and Income(2)
Lord Abbett Series Fund - Growth Opportunities(2)
Lord Abbett Series Fund - Mid Cap Value(2)
Oppenheimer Aggressive Growth/VA
Oppenheimer Balanced/VA
Oppenheimer Capital Appreciation/VA
Oppenheimer Main Street/VA
Oppenheimer Main Street Small Cap/VA
Putnam VT Global Asset Allocation
Putnam VT Growth and Income
Putnam VT International Equity
Putnam VT Investors
Putnam VT New Value
Putnam VT Research(4)
Putnam VT The George Putnam Fund of Boston
Putnam VT Utilities Growth and Income(4)
Putnam VT Voyager
Van Kampen LIT Comstock
Van Kampen LIT Emerging Growth
Van Kampen LIT Growth and Income
Van Kampen UIF Equity and Income(3)
Van Kampen UIF Global Franchise(3)
Van Kampen UIF U.S. Mid Cap Value (Class I & II)(3)(5)

----------------------------------------------------- --------------------------------------------------


Each calendar quarter, we will use the Automatic Portfolio Rebalancing Program to automatically rebalance your Contract Value in each Variable Sub-Account and return it to the percentage allocation requirements for Model Portfolio Option
1. We will use the percentage allocations as of your most recent instructions.

(1)The FTVIP Franklin Small Cap Variable Sub-Account and the FTVIP Templeton
Global Income Securities Variable Sub-Account, which were closed to new investments effective May 1, 2003, are not available with the TrueReturn Option.
You must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with the TrueReturn Option prior to adding the TrueReturn Option to your Contract.

(2) Variable Sub-Account was first offered under the Contracts on October 1, 2004. See the first part of this two part supplement (Variable Sub-Account
Additions and Closures) for additional information.

(3)Morgan  Stanley  Investment   Management,   Inc.,  the  adviser  to  the  UIF
Portfolios, does business in certain instances using the name Van Kampen.

(4)The Putnam VT Health Sciences Variable Sub-Account (Class IB, Category D under TrueReturn), the Putnam VT New Opportunities Variable Sub-Account (Class
IB, Category D under TrueReturn), the Putnam VT Research Variable Sub-Account
(Class IB, Category C under TrueReturn), and the Putnam VT Utilities Growth and
Income Variable Sub-Account (Class IB, Category C under TrueReturn) were only offered with Contracts issued prior to October 1, 2004 and closed to new investments effective October 1, 2004. If you add the TrueReturn Option to your Contract on or after October 1, 2004, you must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with the TrueReturn Option prior to adding the TrueReturn Option to your Contract.

(5)The Van Kampen UIF Equity Growth Variable Sub-Account (Class II) and the Van
Kampen UIF U.S. Mid Cap Value Variable Sub-Account (Class II) are offered with
Contracts issued on or after May 1, 2004. Only Contract Owners of Contracts issued prior to May 1, 2004 may invest in the Van Kampen UIF Equity Growth
Variable Sub-Account (Class I) and the Van Kampen UIF U.S. Mid Cap Value
Variable Sub-Account (Class I).


The investment requirements under Model Portfolio Option 2 depend on the effective date of your TrueReturn Option.

Rider Date prior to October 1, 2004

If your TrueReturn Option Rider Date is prior to October 1, 2004 and you select
Model Portfolio Option 2, you must allocate your Contract Value among four asset categories in accordance with the percentage allocation requirements set out in the table below. You may choose the Variable Sub-Accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-Accounts within each category at any time, provided you maintain the percentage allocation requirements for each category. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The following table describes the percentage allocation requirements for Model
Portfolio Option 2 (Rider Date prior to October 1, 2004) and the Variable
Sub-Accounts available under each category(1):


--------------------------------------------------------------------------------------------------------

                       Model Portfolio Option 2(Rider Date Prior to October 1, 2004)

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

                                                  10% Category A
                                                  20% Category B
                                                  50% Category C
                                                  20% Category D

--------------------------------------------------------------------------------------------------------
----------------------------------------------------- --------------------------------------------------
Category A
Putnam VT Money Market                                Category D
Van Kampen LIT Money Market                           FTVIP Franklin Small Cap Value Securities
Category B                                            FTVIP Templeton Developing Markets Securities
FTVIP Franklin U.S. Government                        FTVIP Templeton Foreign Securities
Lord Abbett Series Fund - Bond-Debenture(2)           Oppenheimer Aggressive Growth/VA
Oppenheimer Bond/VA(2)                                Oppenheimer Capital Appreciation/VA
Oppenheimer High Income/VA                            Oppenheimer Global Securities/VA
Oppenheimer Strategic Bond/VA                         Oppenheimer Main Street Small Cap/VA
Putnam VT High Yield                                  Putnam VT Health Sciences(4)
Putnam VT Income                                      Putnam VT International Equity
Van Kampen UIF Emerging Markets Debt(3)               Putnam VT Investors
Van Kampen UIF U.S. Real Estate(3)                    Putnam VT New Opportunities(4)
Category C                                            Putnam VT Vista
FTVIP Franklin Growth and Income Securities           Putnam VT Voyager
FTVIP Franklin Income Securities                      Van Kampen LIT Aggressive Growth
FTVIP Franklin Large Cap Growth Securities(2)         Van Kampen LIT Emerging Growth
FTVIP Mutual Shares Securities                        Van Kampen UIF Equity Growth (Class I & II)(3)(5)
Lord Abbett Series Fund - All Value(2)                Van Kampen UIF Global Franchise(3)
Lord Abbett Series Fund - Growth and Income(2)        Van Kampen UIF Small Company Growth(3)
Lord Abbett Series Fund - Growth Opportunities(2)
Lord Abbett Series Fund - Mid Cap Value(2)
Oppenheimer Balanced/VA
Oppenheimer Main Street/VA
Putnam VT Global Asset Allocation
Putnam VT Growth and Income
Putnam VT New Value
Putnam VT Research(4)
Putnam VT The George Putnam Fund of Boston
Putnam VT Utilities Growth and Income(4)
Van Kampen LIT Comstock
Van Kampen LIT Growth and Income
Van Kampen UIF Equity and Income(3)
Van Kampen UIF U.S. Mid Cap Value (Class I &
II)(3)(5)

----------------------------------------------------- --------------------------------------------------


Each calendar quarter, we will use the Automatic Portfolio Rebalancing Program to automatically rebalance your Contract Value in each Variable Sub-Account and return it to the percentage allocation requirements for Model Portfolio Option
2(Rider Date prior to October 1, 2004). We will use the percentage allocations as of your most recent instructions.

(1)The FTVIP Franklin Small Cap Variable Sub-Account and the FTVIP Templeton
Global Income Securities Variable Sub-Account, which were closed to new investments effective May 1, 2003, are not available with the TrueReturn Option.
You must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with the TrueReturn Option prior to adding the TrueReturn Option to your Contract.

(2) Variable Sub-Account was first offered under the Contracts on October 1, 2004. See the first part of this two part supplement (Variable Sub-Account
Additions and Closures) for additional information.

(3) Morgan Stanley Investment Management, Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(4)The Putnam VT Health Sciences Variable Sub-Account (Class IB, Category D under TrueReturn), the Putnam VT New Opportunities Variable Sub-Account (Class
IB, Category D under TrueReturn), the Putnam VT Research Variable Sub-Account
(Class IB, Category C under TrueReturn), and the Putnam VT Utilities Growth and
Income Variable Sub-Account (Class IB, Category C under TrueReturn) were only offered with Contracts issued prior to October 1, 2004 and closed to new investments effective October 1, 2004.

(5)The Van Kampen UIF Equity Growth Variable Sub-Account (Class II) and the Van
Kampen UIF U.S. Mid Cap Value Variable Sub-Account (Class II) are offered with
Contracts issued on or after May 1, 2004. Only Contract Owners of Contracts issued prior to May 1, 2004 may invest in the Van Kampen UIF Equity Growth
Variable Sub-Account (Class I) and the Van Kampen UIF U.S. Mid Cap Value
Variable Sub-Account (Class I).



Rider Date on or after October 1, 2004
If your TrueReturn Option Rider Date is on or after October 1, 2004, and you select Model Portfolio Option 2 , you may allocate your Contract Value among any of a selected group of available Variable Sub-Accounts listed below. However, you may not allocate your Contract Value among any of the excluded Variable
Sub-Accounts listed below. You may choose to invest in or transfer among any of the available Variable Sub-Accounts. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The following table lists the available and excluded Variable Sub-Accounts under Model Portfolio Option 2 (Rider Date on or after October 1, 2004)(1,2):


--------------------------------------------------------------------------------------------------------

                     Model Portfolio Option 2 (Rider Date on or after October 1, 2004)


--------------------------------------------------------------------------------------------------------
----------------------------------------------------- --------------------------------------------------

                          Available                                             Excluded

----------------------------------------------------- --------------------------------------------------
----------------------------------------------------- --------------------------------------------------

                                                      Variable Sub-Accounts not available under Model
                                                      Portfolio Option 2

FTVIP Franklin Growth and Income Securities
FTVIP Franklin Income Securities                      Oppenheimer Global Securities/VA
FTVIP Franklin Large Cap Growth Securities(3)         Putnam VT Vista
FTVIP Franklin Small Cap Value Securities             Van Kampen LIT Aggressive Growth
FTVIP Franklin U.S. Government                        Van Kampen UIF Equity Growth (Class I & II)(4)(5)
FTVIP Mutual Shares Securities                        Van Kampen UIF Small Company Growth(4)
FTVIP Templeton Developing Markets Securities
FTVIP Templeton Foreign Securities
Lord Abbett Series Fund - All Value(3)
Lord Abbett Series Fund - Bond-Debenture(3)
Lord Abbett Series Fund - Growth and Income(3)
Lord Abbett Series Fund - Growth Opportunities(3)
Lord Abbett Series Fund - Mid Cap Value(3)
Oppenheimer Aggressive Growth/VA
Oppenheimer Balanced/VA
Oppenheimer Bond/VA(3)
Oppenheimer Capital Appreciation/VA
Oppenheimer High Income/VA
Oppenheimer Main Street/VA
Oppenheimer Main Street Small Cap/VA
Oppenheimer Strategic Bond/VA
Putnam VT Global Asset Allocation
Putnam VT Growth and Income
Putnam VT High Yield
Putnam VT Income
Putnam VT International Equity
Putnam VT Investors
Putnam VT Money Market
Putnam VT New Value
Putnam VT The George Putnam Fund of Boston
Putnam VT Voyager
Van Kampen LIT Comstock
Van Kampen LIT Emerging Growth
Van Kampen LIT Growth and Income
Van Kampen LIT Money Market
Van Kampen UIF Emerging Markets Debt(4)
Van Kampen UIF Equity and Income(4)
Van Kampen UIF Global Franchise(4)
Van Kampen UIF U.S. Mid Cap Value (Class I & II)(4)(5)
Van Kampen UIF U.S. Real Estate(4)

----------------------------------------------------- --------------------------------------------------


(1)The FTVIP Franklin Small Cap Variable Sub-Account and the FTVIP Templeton Global Income Securities Variable Sub-Account, which were closed to new investments effective May 1, 2003, are not available with the TrueReturn Option. You must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts offered with the Contract prior to adding the TrueReturn Option to your Contract.

(2)The Putnam VT Health Sciences Variable Sub-Account (Class IB, Category D under TrueReturn), the Putnam VT New Opportunities Variable Sub-Account (Class IB, Category D under TrueReturn), the Putnam VT Research Variable Sub-Account (Class IB, Category C under TrueReturn), and the Putnam VT Utilities Growth and Income Variable Sub-Account (Class IB, Category C under TrueReturn) were only offered with Contracts issued prior to October 1, 2004 and closed to new investments effective October 1, 2004. If you add the TrueReturn Option to your Contract on or after October 1, 2004, you must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with the TrueReturn Option prior to adding the TrueReturn Option to your Contract.

(3) Variable Sub-Account was first offered under the Contracts on October 1, 2004. See the first part of this two part supplement (Variable Sub-Account Additions and Closures) for additional information.

(4)Morgan  Stanley  Investment   Management,   Inc.,  the  adviser  to  the  UIF
Portfolios, does business in certain instances using the name Van Kampen.

(5)The Van Kampen UIF Equity Growth Variable Sub-Account (Class II) and the Van Kampen UIF U.S. Mid Cap Value Variable Sub-Account (Class II) are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004 may only invest in the Van Kampen UIF Equity Growth Variable Sub-Account (Class I) and the Van Kampen UIF U.S. Mid Cap Value Variable Sub-Account (Class I).

The following is a supplement to your Allstate Variable Annuity prospectus. Please review and retain this supplement with your current prospectus. If you have any questions, call 1-800-256-9392.

                   Allstate Life Insurance Company of New York
                  Allstate Life of New York Separate Account A
                         Supplement, dated October 1, 2004
                                     to the
                        Prospectus dated May 1, 2004 for
                         The Allstate Variable Annuities
 (Allstate Variable Annuity - B Share and Allstate Variable Annuity - L Share)


This supplement describes changes related to the TrueReturnSM Accumulation Benefit Option available with the Allstate Variable Annuity - B Share and the Allstate Variable Annuity - L Share variable annuity contracts (each, a "Contract"), offered by Allstate Life Insurance Company of New York. Please keep this supplement for future reference together with your prospectus. All capitalized terms have the same meaning as those included in the prospectus.

Your prospectus is amended as follows:


Page 20: Replace the 3rd to last sentence in the fourth paragraph under the subheading "TRUERETURNSM ACCUMULATION BENEFIT OPTION" under the heading "Contract Value" with the following:

The Model Portfolio Option under a Guarantee Option has specific investment requirements that are described in the "Investment Restrictions" section below and may depend upon the Rider Date of your TrueReturn Option.


Page 20: Replace the last three sentences under the subheading "Accumulation Benefit" under the heading "Contract Value" with the following:

Guarantee Option 1 offers a higher AB Factor and more rider periods than Guarantee Option 2. Guarantee Option 1 and Guarantee Option 2 have different investment restrictions. See "Investment Requirements" below for more information.


Page 21: Replace the 2nd sentence of the first paragraph under the subheading "Investment Requirements" under the heading "Contract Value" with the following:


The specific requirements will depend on the Guarantee Option you select and the effective date of your TrueReturn Option. These requirements are described below in more detail.


Page 21: Replace the third paragraph under the subheading "Investment Requirements" under the heading "Contract Value" with the following:


On the Rider Date, you must select only one of the Model Portfolio Options in which to allocate your Contract Value. We currently offer one Model Portfolio Option with each of the available Guarantee Options that may differ depending upon the effective date of your TrueReturn Option. Please refer to the Model Portfolio Option 1 and Model Portfolio Option 2 sections for more details. We may add Model Portfolio Options in the future. The following table summarizes the Model Portfolio Option currently available for use with each Guarantee Period under the TrueReturn Option:


----------------------------------------------------- ----------------------------------------------------
                 Guarantee Option 1                                   Guarantee Option 2
----------------------------------------------------- ----------------------------------------------------
----------------------------------------------------- ----------------------------------------------------
                Model Portfolio Option 1                              Model Portfolio Option 2

----------------------------------------------------- ----------------------------------------------------


Page 22: Delete the sixth paragraph under the subheading "Investment Requirements" under the heading "Contract Value".

Page 22: Replace the sub-section entitled "Model Portfolio Options 1 and 2" under the heading "Contract Value" with the following:

Model Portfolio Option 1.


If you choose or transfer your entire Contract Value into Model Portfolio Option 1 under Guarantee Option 1, you must allocate a certain percentage of your Contract Value into each of three asset categories. Please note that certain Investment Alternatives are not available under Model Portfolio Option 1. You may choose the Variable Sub-Accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-Accounts within each category at any time, provided you maintain the percentage allocation requirements for each category. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

Effective October 1, 2004, certain Variable Sub-Accounts under Model Portfolio 1 have been reclassified into different asset categories. These changes apply to True Return Options effective prior to and on or after October 1, 2004. The following table describes the percentage allocation requirements for Model Portfolio Option 1 and Variable Sub-Accounts available under each category*:



             -----------------------------------------------------
                            Model Portfolio Option 1
             -----------------------------------------------------
             -----------------------------------------------------
                                 20% Category A
                                 50% Category B
                                 30% Category C
                                  0% Category D
             -----------------------------------------------------
             -----------------------------------------------------

Category A                                            Category D (Variable Sub-Accounts not available
Morgan Stanley VIS Money Market Portfolio             under Model Portfolio Option 1)
Category B                                            AIM V.I. Capital Appreciation Fund
FTVIP Franklin High Income Fund                       AllianceBerstein Premier Growth Portfolio
Morgan Stanley VIS High Yield Portfolio               Morgan Stanley VIS Aggressive Equity Portfolio
Morgan Stanley VIS Limited Duration Portfolio         Morgan Stanley VIS European Growth Portfolio
Morgan Stanley VIS Quality Income Plus Portfolio      Morgan Stanley VIS Global Advantage Portfolio
Van Kampen UIF Emerging Markets Debt Portfolio**      Morgan Stanley VIS Information Portfolio
Van Kampen UIF U.S. Real Estate Portfolio**           Van Kampen LIT Aggressive Growth Portfolio
Category C                                            Van Kampen UIF Equity Growth Portfolio**
AIM V.I. Basic Value Fund                             Van Kampen UIF Small Company Growth Portfolio**
AIM V.I. Mid Cap Core Equity Fund
AIM V.I. Premier Equity Fund
AllianceBernstein Growth and Income Portfolio
AllianceBernstein Growth Portfolio
AllianceBernstein Small Cap Value Portfolio
FTVIP Franklin Income Securities Fund
FTVIP Mutual Shares Securities Fund
FTVIP Templeton Foreign Securities Fund
Morgan Stanley VIS Dividend Growth Portfolio
Morgan Stanley VIS Equity Portfolio
Morgan Stanley VIS Global Dividend Growth
Morgan Stanley VIS Income Builder Portfolio
Morgan Stanley VIS Strategist Portfolio
Morgan Stanley VIS S&P 500 Index Portfolio
Morgan Stanley VIS Utilities Portfolio
Putnam VT The George Putnam Fund of Boston
Putnam VT Growth and Income Fund
Putnam VT International Equity Fund
Putnam VT Voyager Fund
Van Kampen LIT Comstock Portfolio
Van Kampen LIT Emerging Growth Portfolio
Van Kampen LIT Growth and Income Portfolio
Van Kampen UIF Emerging Markets Equity Portfolio**
Van Kampen UIF Equity and Income Portfolio**
Van Kampen UIF Global Franchise Portfolio**
Van Kampen UIF Mid Cap Growth Portfolio**
Van Kampen UIF U.S. Mid Cap Value Portfolio**


----------------------------------------------------- ----------------------------------------------------


Each calendar quarter, we will use the Automatic Portfolio Rebalancing Program to automatically rebalance your Contract Value in each Variable Sub-Account and return it to the percentage allocation requirements for Model Portfolio Option
1. We will use the percentage allocations as of your most recent instructions.

* Effective May 1, 2004, the Putnam VT Investors Fund - Class IB is no longer available for new investments. If you are currently invested in the Variable
Sub-Account that invests in this Portfolio you may continue your investment. If you are currently enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Portfolio in accordance with that program. If you add this rider on or after May 1, 2004, you must transfer any portion of your Contract Value that is allocated to this Variable
Sub-Account to any of the remaining Variable Sub-Accounts available with the TrueReturn Option prior to adding the TrueReturn Option to your Contract.

** Morgan Stanley Investment Management, Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.





Model Portfolio Option 2.

The investment requirements under Model Portfolio Option 2 depend on the effective date of your TrueReturn Option.

Rider Date prior to October 1, 2004

If your TrueReturn Option Rider Date is prior to October 1, 2004 and you select
Model Portfolio Option 2, you must allocate your Contract Value among four asset categories in accordance with the percentage allocation requirements set out in the table below. You may choose the Variable Sub-Accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-Accounts within each category at any time, provided you maintain the percentage allocation requirements for each category. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.


The following table describes the percentage allocation requirements for Model
Portfolio Option 2 (Rider Date prior to October 1, 2004) and the Variable
Sub-Accounts available under each category*:


----------------------------------------------------------------------------------------------------------

                       Model Portfolio Option 2 (Rider Date Prior to October 1, 2004)

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

                                                  10% Category A
                                                  20% Category B
                                                  50% Category C
                                                  20% Category D

----------------------------------------------------------------------------------------------------------
----------------------------------------------------- ----------------------------------------------------
Category A                                            Category D
Morgan Stanley VIS Money Market Portfolio             Morgan Stanley VIS Aggressive Equity Portfolio
                                                      Morgan Stanley VIS European Growth Portfolio
Category B                                            Morgan Stanley VIS Global Advantage Portfolio
FTVIP Franklin High Income Fund                       Morgan Stanley VIS Global Dividend Growth Portfolio
Morgan Stanley VIS High Yield Portfolio               Morgan Stanley VIS Information Portfolio
Morgan Stanley VIS Limited Duration Portfolio         AIM V.I. Capital Appreciation Fund
Morgan Stanley VIS Quality Income Plus Portfolio      AIM V.I. Mid Cap Core Equity Fund
Van Kampen UIF Emerging Markets Debt Portfolio**      AllianceBernstein Growth Portfolio
Van Kampen UIF U.S. Real Estate Portfolio**           AllianceBernstein Premier Growth Portfolio
                                                      AllianceBernstein Small Cap Value Portfolio
Category C                                            FTVIP Templeton Foreign Securities
Morgan Stanley VIS Dividend Growth Portfolio          Putnam VT International Equity Fund
Morgan Stanley VIS Equity Portfolio                   Putnam VT Investors Fund*
Morgan Stanley VIS Income Builder Portfolio           Putnam VT Voyager Fund
Morgan Stanley VIS S&P 500 Index Portfolio            Van Kampen LIT Aggressive Growth Portfolio
Morgan Stanley VIS Strategist Portfolio               Van Kampen LIT Emerging Growth Portfolio
Morgan Stanley VIS Utilities Portfolio                Van Kampen UIF Emerging Markets Equity Portfolio**
AIM V.I. Basic Value Fund                             Van Kampen UIF Equity Growth Portfolio**
AIM V.I. Premier Equity Fund                          Van Kampen UIF Global Franchise Portfolio**
AllianceBernstein Growth and Income Portfolio         Van Kampen UIF Mid Cap Growth Portfolio**
FTVIP Franklin Income Securities Fund                 Van Kampen UIF Small Company Growth Portfolio**
FTVIP Mutual Shares Securities Fund
Putnam VT Growth and Income Fund
Putnam VT The George Putnam Fund of Boston
Van Kampen LIT Comstock Portfolio
Van Kampen LIT Growth and Income Portfolio
Van Kampen UIF Equity and Income Portfolio**
Van Kampen UIF U.S. Mid Cap Value Portfolio
----------------------------------------------------- ----------------------------------------------------


Each calendar quarter, we will use the Automatic Portfolio Rebalancing Program to automatically rebalance your Contract Value in each Variable Sub-Account and return it to the percentage allocation requirements for Model Portfolio Option 2
(Rider Date prior to October 1, 2004). We will use the percentage allocations as of your most recent instructions. * Effective May 1, 2004, the Putnam VT
Investors Fund - Class IB is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If you are currently enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Portfolio in accordance with that program. If you add this rider on or after May 1, 2004, you must transfer any portion of your Contract
Value that is allocated to this Variable Sub-Account to any of the remaining
Variable Sub-Accounts available with the TrueReturn Option prior to adding the TrueReturn Option to your Contract.


** Morgan Stanley Investment Management, Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.



Rider Date on or after October 1, 2004
If your TrueReturn Option Rider Date is on or after October 1, 2004 and you select Model Portfolio Option 2, you may allocate your Contract Value among any of a selected group of available Variable Sub-Accounts listed below. However, you may not allocate your Contract Value among any of the excluded Variable
Sub-Accounts listed below. You may choose to invest in or transfer among any of the available Variable Sub-Accounts, however, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.



The following table lists the available and excluded Variable Sub-Accounts under Model Portfolio Option 2(Rider Date on or after October 1, 2004)*:


----------------------------------------------------------------------------------------------------------

                     Model Portfolio Option 2 (Rider Date on or after October 1, 2004)


----------------------------------------------------------------------------------------------------------
----------------------------------------------------- ----------------------------------------------------

                          Available                                             Excluded

----------------------------------------------------- ----------------------------------------------------
----------------------------------------------------- ----------------------------------------------------

AIM V.I. Basic Value Fund                             AIM V.I. Capital Appreciation Fund
AIM V.I. Mid Cap Core Equity Fund                     AllianceBerstein Premier Growth Portfolio
AIM V.I. Premier Equity Fund                          Morgan Stanley VIS Aggressive Equity Portfolio
AllianceBernstein Growth Portfolio                    Morgan Stanley VIS European Growth Portfolio
AllianceBernstein Growth and Income Portfolio         Morgan Stanley VIS Global Advantage Portfolio
AllianceBernstein Small Cap Value Portfolio           Morgan Stanley VIS Information Portfolio
FTVIP Franklin High Income Fund                       Van Kampen LIT Aggressive Growth Portfolio
FTVIP Franklin Income Securities Fund                 Van Kampen UIF Equity Growth Portfolio**
FTVIP Mutual Shares Securities Fund                   Van Kampen UIF Small Company Growth Portfolio**
FTVIP Templeton Foreign Securities Fund
Morgan Stanley VIS Dividend Growth Portfolio
Morgan Stanley VIS Equity Portfolio
Morgan Stanley VIS Global Dividend Growth
Morgan Stanley VIS High Yield Portfolio
Morgan Stanley VIS Income Builder Portfolio
Morgan Stanley VIS Limited Duration Portfolio
Morgan Stanley VIS Money Market Portfolio
Morgan Stanley VIS Quality Income Plus Portfolio
Morgan Stanley VIS S&P 500 Index Portfolio
Morgan Stanley VIS Strategist Portfolio
Morgan Stanley VIS Utilities Portfolio
Putnam VT Growth and Income Fund
Putnam VT International Equity Fund
Putnam VT The George Putnam Fund of Boston
Putnam VT Voyager Fund
Van Kampen LIT Comstock Portfolio
Van Kampen LIT Emerging Growth Portfolio
Van Kampen LIT Growth and Income Portfolio
Van Kampen UIF Emerging Markets Debt Portfolio**
Van Kampen UIF Emerging Markets Equity Portfolio**
Van Kampen UIF Equity and Income Portfolio**
Van Kampen UIF Global Franchise Portfolio**
Van Kampen UIF Mid Cap Growth Portfolio**
Van Kampen UIF U.S. Mid Cap Value Portfolio**
Van Kampen UIF U.S. Real Estate Portfolio**


----------------------------------------------------- ----------------------------------------------------


*Effective May 1, 2004, the Putnam VT Investors Fund - Class IB is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If you are currently enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Portfolio in accordance with that program. If you add this rider on or after May 1, 2004, you must transfer any portion of your Contract Value that is allocated to this Variable Sub-Account to any of the remaining Variable Sub-Accounts available with the TrueReturn Option prior to adding the TrueReturn Option to your Contract.

**Morgan Stanley Investment Management, Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.